Equity Accounted Investees (Tables)	12 Months Ended
Dec. 31, 2018
Equity Accounted Investees
Schedule of details of equity accounted investees

		Thousands of		Thousands of
		Euros		Euros
	% ownership	31/12/2018	% ownership	31/12/2017
Alkahest, Inc.	47.58%	28,336	47.58%	30,559
Albajuna Therapeutics, S.L	30.00%	1,106	30.00%	1,956
Interstate Blood Bank, Inc.	49.19%	29,595	49.19%	27,936
Bio Blood Components Inc.	48.97%	38,223	48.97%	32,960
Plasma Biological Services, LLC	48.90%	21,809	48.90%	23,010
Singulex, Inc.	19.33%	19,256	19.33%	29,322
GigaGen, Inc	43.96%	28,363	43.96%	29,047
Access Biologicals LLC	49.00%	47,742	49.00%	44,219
Aigües de Vilajuïga, S.A.	—	—	50.00%	—
Plasmavita HealthCare	50.00%	9,920	—	—
Mecwins, S.A.	24.99%	2,555	—	—
		226,905		219,009

Schedule of movement in investments in equity-accounted investees

	Thousands of Euros
	2018	2017	2016
Balance at 1 January	219,009	201,345	76,728
Acquisitions	12,222	80,685	136,072
Transfers	500	(16,000)	(29,059)
Share of profit / (losses)	(11,038)	(13,195)	6,933
Share of other comprehensive income / translation differences	9,270	(27,134)	10,671
Losses for Impairment	—	(6,692)	—
Collected dividends	(3,058)	—	—
Balance at 31 December	226,905	219,009	201,345

GigaGen, Inc
Equity Accounted Investees
Schedule of movement in investments in equity-accounted investees

	Thousand of Euros
	31/12/2018	31/12/2017
Balance at 1 January	29,047	—
Acquisitions	—	31,752
Share of profit / (losses)	(1,562)	(804)
Share of other comprehensive income / translation differences	878	(1,595)
Pérdidas por deterioro de valor	—	(306)
Balance at 31 December	28,363	29,047

Access Biologic Acquisition
Equity Accounted Investees
Schedule of movement in investments in equity-accounted investees

	Thousand of Euros
	31/12/2018	31/12/2017
Balance at 1 January	44,219	—
Acquisitions	—	48,383
Share of profit / (losses)	3,039	1,830
Share of other comprehensive income / translation differences	2,073	(5,994)
Collected dividends	(1,589)	—
Balance at 31 December	47,742	44,219

Singulex, Inc.
Equity Accounted Investees
Schedule of movement in investments in equity-accounted investees

	Thousand of Euros
	31/12/2018	31/12/2017
Balance at 1 January	29,322	43,329
Share of profit / (losses)	(10,975)	(9,335)
Share of other comprehensive income / translation differences	909	(4,672)
Balance at 31 December	19,256	29,322

Interstate Blood Bank, Inc., Bio-Blood Components, Inc. and Plasma Biological Services, LLC
Equity Accounted Investees
Schedule of movement in investments in equity-accounted investees

	Thousands of Euros			Thousands of Euros
	31/12/2018			31/12/2017
	IBBI	Bio-Blood	PBS	IBBI	Bio-Blood	PBS	TOTAL 2018	TOTAL 2017
Balance at 1 January	27,936	32,960	23,010	31,090	38,725	25,890	83,906	95,705
Share of profit / (losses)	1,830	3,492	(2,181)	635	(1,181)	270	3,141	(276)
Share of other comprehensive income / translation differences	1,298	1,771	980	(3,789)	(4,584)	(3,150)	4,049	(11,523)
Collected dividend	(1,469)	—	—	—	—	—	(1,469)	—
Balance at 31 December	29,595	38,223	21,809	27,936	32,960	23,010	89,627	83,906